SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2022	2021
	In thousands
Authorized ordinary shares	1,594,000	794,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	931,962	524,016